Taxation - Reconciliation of Income Tax Expense to Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Loss before tax	$ (3,347,505)	$ (372,526)	$ (153,417)
Tax at the UK tax rate of 19.00% (2019: 19.00%, 2018: 19.00%)	(636,026)	(70,780)	(29,149)
Tax effects of:
Sundry permanent differences	9,349	1,895	4,349
Items evaluated at fair value	548,524
Interest expenses	8,134
Impairment of assets	3,238
Entertaining	120	29	37
Loss utilisation	(209)	(1,126)	(334)
Share based payment	11,051	8,123	3,195
R&D and Investment Tax Credit	(3,335)	(1,826)
Release of deferred tax liabilities on acquisition	(39,126)	(12,853)
Deferred tax on timing differences	(7,642)	(9)
Taxes paid overseas and rate difference	5,816	3,853	(599)
Prior year adjustments	(96)	(1,652)	(50)
Unrecognized deferred tax asset arising from timing differences relating to:
Share based payment	17,487	13,305	(7,522)
Non-current assets and accrued bonus	628	1,409	361
Losses carried forward	67,653	60,794	31,870
Income tax expense/(benefit)	$ (14,434)	$ 1,162	$ 2,158